SHAREHOLDERS' EQUITY (Details 3)	9 Months Ended
Sep. 30, 2015
Expected life (in years)	6 years
Expected volatility	100.00%
Average risk free interest rate	1.54%
Dividend yield	0.00%
Warrant [Member]
Expected life (in years)	4 years 3 months 18 days
Expected volatility	226.00%
Average risk free interest rate	1.15%
Dividend yield	0.00%